SIGNIFICANT RISKS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Dec. 31, 2016
Cash and cash equivalents	$ 10,346,093	$ 1,756,948	$ 4,914,748	$ 16,391,266	$ 7,371,773	$ 1,902,197
Customer A [Member]
Concentration risk percentage, accounts receivable			62.00%	39.00%
Concentration risk percentage, sales	32.00%	71.00%	31.00%	20.00%
Customer B [Member]
Concentration risk percentage, accounts receivable	10.00%			52.00%
Concentration risk percentage, sales			28.00%	15.00%
Customer C [Member]
Concentration risk percentage, accounts receivable	18.00%
Concentration risk percentage, sales			7.00%	11.00%
Customer D Member]
Concentration risk percentage, accounts receivable	13.00%		12.00%
PRC [Member]
Cash and cash equivalents	$ 10,346,093		$ 4,907,519	$ 16,341,475
People's bank of China, insured limits	$ 72,852		$ 72,852
Concentration risk percentage, accounts receivable	11.00%